Summary of Significant Accounting Policies (Details) - Schedule statements of financial position $ in Millions	Dec. 31, 2021 CLP ($)
Previous presentation [Member]
Summary of Significant Accounting Policies (Details) - Schedule statements of financial position [Line Items]
Cash and deposits in banks	$ 2,881,558
Cash items in process of collection	390,271
Financial derivative contracts	10,123,607
Trading	9,494,471
Hedging	629,136
Financial assets held for trading	73,347
Loans and account receivable at amortized cost	35,477,628
Interbank	428
L&AR	35,477,200
Debt instruments at amortized cost	4,691,730
Loans and account receivable at FVOCI	99,375
Debt instruments at FVOCI	5,803,139
Equity instruments at FVOCI	189
Investments in associates and other companies	35,745
Intangible assets	95,411
Property, plant, and equipment	236,939
Right of use assets	137,879
Current taxes	121,534
Deferred taxes	710,896
Other assets	2,962,702
Other assets	2,932,814
Non-current assets	29,888
TOTAL ASSETS	63,841,950
Current presentation [Member]
Summary of Significant Accounting Policies (Details) - Schedule statements of financial position [Line Items]
Cash and deposits in banks	2,881,558
Cash items in process of collection	390,271
Financial assets for trading at FVTPL	9,567,818
Financial derivative contracts	9,494,471
Debt financial instruments	73,347
Financial assets at FVOCI	5,902,514
Debt financial instrument	5,803,139
Other financial instruments	99,375
Financial derivative contracts for hedge accounting	629,136
Financial assets at amortised cost	40,169,358
Debt financial instruments	4,691,730
Interbank loans	428
Loans and account receivable from customers	35,477,200
Investments in associates and other companies	35,934
Intangible assets	95,411
Property, plant, and equipment	236,939
Right of use assets	137,879
Current taxes	121,534
Deferred taxes	710,896
Other assets	2,932,814
Non current assets and disposal groups for sale	29,888
TOTAL ASSETS	$ 63,841,950